Fees and Expenses - Kirr, Marbach Partners Value Fund	Jan. 28, 2026
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Redemption Fee on Shares held less than 30 days (as a % of amount redeemed)	1.00%
Exchange Fee	$5.00

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Management Fees	0.90%
Distribution and Service (12b-1) Fees	0.07%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.30%
Net Recoupment of Previously Waived/Reimbursed Expenses(1)	0.05%
Total Annual Fund Operating Expenses After Recoupment of Previously Waived/Reimbursed Expenses(1)(2)	1.35%

(1)  Until February 28, 2027, the Adviser has contractually agreed to waive its management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the total annual operating expenses do not exceed 1.35% of its average net assets. After such date, the total operating expense limitations may be terminated or revised at any time. Any fee waiver or expense reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap, provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of thirty-six months following the date on which such fee waiver or expense reimbursement was made. For additional information, see "Fund Management."

(2)  The Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements figure has been restated to reflect the Fund's current Operating Expenses Limitation Agreement.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please note that the one-year number is based on the Fund's net expenses resulting from the expense cap agreement described above. The three-, five- and ten-year numbers are based on the Fund's expenses before any waiver or reimbursements. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:

Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$137	$422	$723	$1,577

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%